SCHEDULE OF FUTURE MINIMUM RENTAL PAYMENTS FOR OPERATING LEASE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Remainder of fiscal year	$ 169,096
Year one	76,628	$ 169,096
Year two	77,681	76,628
Year three	78,755	77,681
Year four	19,689	78,755
Year five		19,689
Total	$ 421,848	$ 421,848